Accounts Payable - Summary of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Accounts payable	¥ 107,887	¥ 119,321
China Telecom Group [member]
Disclosure of financial liabilities [line items]
Accounts payable	20,983	22,682
China Tower [member]
Disclosure of financial liabilities [line items]
Accounts payable	2,850	2,611
Third parties [member]
Disclosure of financial liabilities [line items]
Accounts payable	83,418	93,324
Other telecommunications operators in the PRC [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 636	¥ 704